S000006335 [Member] Performance Management - TCW Relative Value Large Cap Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with the Fund’s primary and secondary benchmark indexes. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class I-3 and Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.TCW.com. Performance information for Class I-3 shares will be provided after such shares have one full calendar year of performance.

Performance Past Does Not Indicate Future [Text]	Past results (before and after taxes) are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with the Fund’s primary and secondary benchmark indexes.
Performance One Year or Less [Text]	Performance information for Class I-3 shares will be provided after such shares have one full calendar year of performance.
Bar Chart [Heading]	Calendar Year Total Returns For Class I Shares
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were:

Highest	20.87%	(quarter ended 12/31/2020)
Lowest	-30.94%	(quarter ended 3/31/2020)

Performance Table Heading	Average Annual Total Returns1(For the period ended December 31, 2025)
Performance Table Narrative
After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares, and after-tax returns for the other class of shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares througha tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares, and after-tax returns for the other class of shares will vary.
Performance Availability Website Address [Text]	www.TCW.com
I Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	20.87%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(30.94%)
Lowest Quarterly Return, Date	Mar. 31, 2020